NOTE 2 – GOING CONCERN		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2 – GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Historically, the Company has experienced negative cash flows from operations. As of December 31, 2025, however, the Company reported net income attributable to shareholders of $112,777 for the fiscal year and positive gross profit of $1,902,259. Cash and cash equivalents totaled $233,825 as of December 31, 2025, compared to no cash and cash equivalents balance as of December 31, 2024.

Despite these improvements, the Company’s ability to continue as a going concern is dependent upon successfully executing its growth strategy, maintaining profitability, and securing additional financing to fund working capital requirements and strategic initiatives. Current liabilities of $6,372,234 exceed cash on hand, and management anticipates the need for bridge financing, longer‑term debt facilities, and/or equity issuances to support operations, planned uplisting to a national exchange, and the spin‑off of Top Kontrol.

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Management is actively pursuing financing arrangements and implementing cost controls to mitigate these uncertainties. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. In accordance with ASC 205-40, the Company has evaluated whether conditions or events exist that raise substantial doubt about its ability to continue as a going concern within one year after the date these financial statements are issued.

For the six months ended June 30, 2026, the Company incurred a net loss of $1,441,466, of which $1,431,385 was attributable to SecureTech shareholders, and used $2,228,293 of cash in operating activities. As of June 30, 2026, the Company had cash and equivalents of $311,711 and an accumulated deficit of $3,033,176. The Company has no committed source of additional financing, and its cash on hand is not sufficient to fund operations at the current rate of use for the twelve months following the date these financial statements are issued.

As of June 30, 2026, the Company had current assets of $9,458,668 and current liabilities of $8,625,056. Although current assets exceeded current liabilities, current assets consist principally of accounts receivable, inventories and prepayments rather than cash, and the Company does not expect to convert those assets to cash quickly enough to meet its obligations as they come due.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans to address these conditions include raising additional capital through the issuance of equity securities, obtaining additional debt financing, refinancing or extending the maturities of the Company’s short-term bank borrowings, reducing operating expenditures, and increasing revenue as the AI UltraProd operations scale. The Company has not obtained commitments for additional financing, and there can be no assurance that management’s plans will be implemented successfully or on terms acceptable to the Company. Accordingly, management has concluded that its plans do not alleviate the substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments to the amounts or classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.